Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Investor Class
Shareholder Report [Line Items]
Fund Name	Otter Creek Long/Short Opportunity Fund
Class Name	Investor Class
Trading Symbol	OTCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Otter Creek Long/Short Opportunity Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ottercreekfunds.com/. You can also request this information by contacting us at (855) 681-5261.
Additional Information Phone Number	(855) 681-5261
Additional Information Website	https://www.ottercreekfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Investor Class	$84	1.80%
[1]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.80%
Updated Performance Information Location [Text Block]	Visit https://www.ottercreekfunds.com/ for more recent performance information.
Net Assets	$ 115,032,819
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$115,032,819
Number of Holdings	59
Portfolio Turnover	157%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
MSILF Treasury Portfolio	31.0%
Parsons Corp.	4.0%
Intercontinental Exchange, Inc.	4.0%
F5, Inc.	3.2%
Quanta Services, Inc.	3.2%
L3Harris Technologies, Inc.	3.2%
Vertiv Holdings Co.	3.1%
Corning, Inc.	3.1%
LPL Financial Holdings, Inc.	3.0%
Salesforce, Inc.	3.0%

Top Sectors	(% of net assets)
Financials	14.8%
Technology	14.2%
Industrials	3.4%
Communications	3.3%
Utilities	3.0%
Real Estate	2.6%
Health Care	0.9%
Materials	-3.0%
Consumer Discretionary	-4.1%
Cash & Other	64.9%

Updated Prospectus Web Address	https://www.ottercreekfunds.com/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Otter Creek Long/Short Opportunity Fund
Class Name	Institutional Class
Trading Symbol	OTTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Otter Creek Long/Short Opportunity Fund for the period of November 1, 2024, to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.ottercreekfunds.com/. You can also request this information by contacting us at (855) 681-5261.
Additional Information Phone Number	(855) 681-5261
Additional Information Website	https://www.ottercreekfunds.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$72	1.55%
[2]
Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.55%
Updated Performance Information Location [Text Block]	Visit https://www.ottercreekfunds.com/ for more recent performance information.
Net Assets	$ 115,032,819
Holdings Count | $ / shares	59
Investment Company Portfolio Turnover	157.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2025)

Net Assets	$115,032,819
Number of Holdings	59
Portfolio Turnover	157%

Holdings [Text Block]

Top 10 Issuers	(% of net assets)
MSILF Treasury Portfolio	31.0%
Parsons Corp.	4.0%
Intercontinental Exchange, Inc.	4.0%
F5, Inc.	3.2%
Quanta Services, Inc.	3.2%
L3Harris Technologies, Inc.	3.2%
Vertiv Holdings Co.	3.1%
Corning, Inc.	3.1%
LPL Financial Holdings, Inc.	3.0%
Salesforce, Inc.	3.0%

Top Sectors	(% of net assets)
Financials	14.8%
Technology	14.2%
Industrials	3.4%
Communications	3.3%
Utilities	3.0%
Real Estate	2.6%
Health Care	0.9%
Materials	-3.0%
Consumer Discretionary	-4.1%
Cash & Other	64.9%

Updated Prospectus Web Address	https://www.ottercreekfunds.com/

[1]
*	Annualized

[2]
*	Annualized